Fees Summary	Nov. 26, 2025 USD ($)
Fees Summary [Line Items]
Total Offering	$ 653,000.00
Previously Paid Amount	0.00
Total Fee Amount	90.18
Total Offset Amount	0.00
Net Fee	90.18
Narrative - Max Aggregate Offering Price	$ 653,000.00
Final Prospectus	true